Income Tax - Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax rate reconciliation
Statutory federal tax rate					21.00%	21.00%	21.00%	35.00%
State taxes	0.00%		60.20%		(7.50%)	11.10%	(45.50%)
Tax credits					(7.30%)	(2.20%)
Foreign taxes					(1.80%)	0.70%	12.80%
Nondeductible items and other					(2.40%)	1.10%	16.30%
Change in valuation allowance					2.30%		4.40%
Change in statutory rates							(83.10%)
Changes in tax reserves					8.60%	0.40%	15.30%
Provision to return adjustment					(13.50%)		(1.60%)
Global Intangible Low Tax Income					1.10%	1.90%
Noncash compensation					(18.70%)	0.10%
Effective tax rate	29.20%	31.10%	89.30%	13.80%	(18.20%)	34.10%	(60.40%)